Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C.  20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

December 29, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
AB Cap Fund, Inc.
- AB Performance Fee Series – Large Cap Growth Portfolio
- AB Performance Fee Series – US Thematic Portfolio
- AB Performance Fee Series – Core Opportunities Portfolio
- AB Performance Fee Series – International Strategic Core Portfolio
File Nos. 2-29901 and 811-01716

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 222 under the Securities Act of 1933 and Amendment No. 201 under the Investment Company Act of 1940 to the Registration Statement on Form N‑1A of AB Cap Fund, Inc.  We are making this filing for the purpose of registering four new series: the AB Performance Fee Series – Large Cap Growth Portfolio, AB Performance Fee Series – US Thematic Portfolio, AB Performance Fee Series – Core Opportunities Portfolio and AB Performance Fee Series – International Strategic Core Portfolio.
Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737‑8833.

Sincerely,

/s/ Lancelot A. King
     Lancelot A. King

Attachment
cc:          Paul M. Miller